Schedule of Cost of Revenue by Major Source (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Total	¥ 8,760	¥ 3,936	¥ 19,848
Sales of Software [Member]
Total	1,164	1,057	4,072
Consulting Services [Member]
Total	7,583	2,879	15,776
Other [Member]
Total	¥ 13